Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - shares	Nov. 09, 2026	Sep. 08, 2026	Mar. 06, 2026	Aug. 07, 2025
Forecast
Unissued shares		5
Reverse stock split	1-for-10
Class A Ordinary Shares
Reverse stock split			1-for-50
Ordinary shares, shares re-designation				900,000,000
Class A Ordinary Shares | Forecast
Reverse stock split		1-for-5
Class B Ordinary Shares
Reverse stock split			1-for-50
Ordinary shares, shares re-designation				100,000,000